CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (34,066,390)	$ (30,883,096)
Adjustments to reconcile net loss to net cash from operating activities:
Changes in fair value of derivative liabilities	27,872,585	(581)
Loss on extinguishment of debt		26,884,231
Loss on settlement agreement	24,697
Accretion of discount on convertible notes		492,296
Non-cash interest and finance charges	10,925	83,247
Stock based compensation	1,705,067	1,391,123
Foreign exchange loss		58,334
Changes in operating assets and liabilities:
Prepaid expenses and deposits	13,701	(67,500)
Accounts payable and accrued liabilities	96,018	(145,199)
NET CASH USED IN OPERATING ACTIVITIES	(4,343,397)	(2,187,145)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of finders' fee	2,326,015	1,877,500
Convertible notes issuance		418,000
Proceeds from exercise of warrants	9,219,998
Finders' fee on exercise of warrants	(767,996)
Repayment of promissory notes		(15,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,778,017	2,280,500
INCREASE IN CASH	6,434,620	93,355
CASH, BEGINNING OF YEAR	141,944	48,589
CASH, END OF YEAR	6,576,564	141,944
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Accounts payable settled in common stock	22,000	2,415,000
Fair value of issuance of warrants in January and March 2015 financing	9,313,000
Issuance of additional warrants in May 28, 2015 transaction	6,133,000
Reclassification of Derivative Warrant Liabilities to Equity at exercise date	$ 16,835,000
Conversion of debt obligations into common stock:
Accrued interest		525,000
Convertible notes payable		4,116,000
Loans payable, related party		42,000
Promissory notes, related party		210,000
Due to related parties		369,000
Fair value derivative liability - conversion option at conversion		$ 708,000